Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Administrative Expenses (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Payroll and related costs	$7,789	$7,025	$5,938
Professional fees	4,291	4,612	4,499
Other expenses (1)	8,197	5,130	2,964
Depreciation of right of use asset	684	542	589
Depreciation of tangible assets	355	250	529
Total	$21,316	$17,559	$14,519

(1)	Other expenses includes administrative expenses under Navios Logisitcs’ agreement with NSM (see Note 21 “Related Party Disclosures”), travel expenses and other genereal office expenses.